Other Financial Assets - Summary of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financial assets measured at fair value through other comprehensive income [abstract]
Total fair value	¥ 40,903	¥ 30,280
Accumulated other comprehensive income, net	¥ 17,323	¥ 4,935